Non-Controlling Interests - Schedule of Non-Controlling Interests (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Non-Controlling Interests [Abstract]
Non-controlling interests	RM 400	$ 98	RM 400